Operating segments - Revenue geographical information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenues	€ 1,177,210	€ 1,030,094	€ 1,111,776
Germany
Disclosure of geographical areas [line items]
Revenues	464,638	398,430	415,944
United States
Disclosure of geographical areas [line items]
Revenues	293,148	273,177	329,669
South Korea
Disclosure of geographical areas [line items]
Revenues	218,377	199,772	234,442
Brazil
Disclosure of geographical areas [line items]
Revenues	71,016	55,175	51,793
China
Disclosure of geographical areas [line items]
Revenues	56,849	41,062	8,361
South Africa
Disclosure of geographical areas [line items]
Revenues	41,592	33,231	43,669
Other
Disclosure of geographical areas [line items]
Revenues	20,560	21,319	20,175
Rest of Europe
Disclosure of geographical areas [line items]
Revenues	€ 11,030	€ 7,928	€ 7,723